Other Operating Income and Expenses (Details) - Schedule of other operating income - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Operating Income [Abstract]
Pension plan interest		$ 963	$ 640
Compensation from insurance companies due to damages	[1]	141	45	255
Rental income		488	286	253
Income from recovery tax and expenses		548	218	250
Income from business alliance		1,180	440	72
Other		2,219	33	31
Total		$ 5,539	$ 1,662	$ 861

[1]	Mainly related to recoveries from fraud claims.